Product Returns Liability (Tables)	9 Months Ended
Sep. 30, 2014
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Nine Months Ended September 30,
	2014	2013
Beginning of period	$42.0	$46.0
Expenditures	(29.1)	(30.3)
Provisions, net	27.1	29.7

End of period	$40.0	$45.4